Summary of Significant Accounting Policies (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Line Items]
Depreciation for the year	¥ 10,833	¥ 14,099	¥ 13,492
General and Administrative Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation for the year	5,832	11,281	11,717
Operating Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation for the year	232	43	185
Selling and Marketing Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation for the year	¥ 4,769	¥ 2,775	¥ 1,590